Note 5 - Property, Plant and Equipment - Property, Plant and Equipment (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Mar. 31, 2025
Property, Plant and Equipment, Gross	$ 862,455	$ 825,052
Less: accumulated depreciation	(531,175)	(500,284)
Property, plant and equipment, net	331,280	324,768
Land and Land Improvements [Member]
Property, Plant and Equipment, Gross	54,195	52,339
Building and Building Improvements [Member]
Property, Plant and Equipment, Gross	243,062	238,709
Machinery and Equipment [Member]
Property, Plant and Equipment, Gross	523,448	502,223
Office Furniture, Vehicles and Computer Software [Member]
Property, Plant and Equipment, Gross	17,420	15,604
Construction in Progress [Member]
Property, Plant and Equipment, Gross	$ 24,330	$ 16,177